CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (CAPITAL DEFICIENCY) (Parenthetical) $ in Thousands	6 Months Ended
Jun. 30, 2015 USD ($)
CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (CAPITAL DEFICIENCY) [Abstract]
Issuance costs	$ 4,818